Stock-Based Compensation Arrangements (Details 3) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			185 Months Ended	194 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Sep. 30, 2012	May 23, 2012	May 14, 2008
Stock-based compensation
Number of shares reserved for issuance										10,000,000	5,200,000
Number of shares reserved for issuance before amendment										5,200,000	3,000,000
Compensation cost	$ 76,000	$ 221,000	$ 287,000	$ 677,000	$ 882,000	$ 1,746,000	$ 810,000
Cash proceeds			48,000	3,000	3,000		7,000	173,000	221,000
Number of options outstanding
Exercised (in shares)					(948)	(24,902)
Stock options
Stock-based compensation
Weighted average grant-date fair value (in dollars per share)			$ 2.52	$ 8.05	$ 8.05	$ 9.80	$ 2.73
Total remaining unrecognized compensation cost					500,000			500,000
Weighted-average remaining requisite service period of recognition of unrecognized compensation cost					2 years 10 months 17 days
Cash proceeds			48,000	3,000	3,000	100,000	7,000
Total intrinsic value of options exercised					1,000	200,000	11,000
Number of options outstanding
Options outstanding at the beginning of the period (in shares)			502,249	498,562	498,562	478,554
Granted (in shares)			33,571	28,500	28,500	86,758
Exercised (in shares)			(15,438)	(948)	(948)	(24,901)	(2,454)
Cancelled / forfeited (in shares)			(39,970)		(23,865)	(41,849)
Options outstanding at the end of the period (in shares)	480,415		480,415		502,249	498,562	478,554	502,249	480,415
Unvested at the end of the period (in shares)	77,607		77,607		90,237			90,237	77,607
Vested and exercisable at the end of the period (in shares)	402,808		402,808		412,012			412,012	402,808
Weighted average exercise price
Options outstanding at the beginning of the period (in dollars per share)			$ 26.11	$ 27.72	$ 27.72	$ 29.47
Granted (in dollars per share)			$ 3.29		$ 10.64	$ 12.74
Exercised (in dollars per share)			$ 3.06		$ 2.87	$ 3.01
Cancelled / forfeited (in dollars per share)			$ 20.03		$ 40.53	$ 31.78
Options outstanding at the end of the period (in dollars per share)	$ 25.76		$ 25.76		$ 26.11	$ 27.72	$ 29.47	$ 26.11	$ 25.76
Unvested at the end of the period (in dollars per share)	$ 9.00		$ 9.00		$ 12.11			$ 12.11	$ 9.00
Vested and exercisable at the end of the period (in dollars per share)	$ 28.99		$ 28.99		$ 29.19			$ 29.19	$ 28.99
Weighted average remaining contractual term
Options outstanding			5 years 10 months 2 days		6 years 5 months 8 days	7 years 2 months 19 days	7 years 9 months 4 days
Unvested at the end of the period			8 years 8 months 1 day		8 years 9 months
Vested and exercisable at the end of the period			5 years 3 months 18 days		5 years 11 months 5 days
Aggregate intrinsic value
Options outstanding	212,000		212,000		140,000	938,000	698,000	140,000	212,000
Unvested at the end of the period	36,000		36,000		3,000			3,000	36,000
Vested and exercisable at the end of the period	176,000		176,000		136,000			136,000	176,000
Stock options | Employees and directors
Stock-based compensation
Grant date fair value					200,000	600,000	100,000
Compensation cost					$ 24,000	$ 50,000	$ 28,000
Weighted average grant-date fair value (in dollars per share)					$ 8.05	$ 9.80	$ 2.73
Number of options outstanding
Granted (in shares)					28,500	100,000	32,000